ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Mar. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 264,775	$ 488,338
Accrued liabilities	504,643	292,585
Total	$ 769,418	$ 780,923